Capital and Financial Risk Management - Schedule of Current Credit Risk Grading Framework (Details)	12 Months Ended
Mar. 31, 2025
Low risk [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Current credit risk grading framework, Description	The counterparty has a low risk of default and does not have any past-due amounts.
Current credit risk grading framework, Basis of recognizing ECL	12-month ECL
Doubtful [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Current credit risk grading framework, Description	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.
Current credit risk grading framework, Basis of recognizing ECL	Lifetime ECL – not credit-impaired
In Default [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Current credit risk grading framework, Description	There is evidence indicating the asset is credit-impaired.
Current credit risk grading framework, Basis of recognizing ECL	Lifetime ECL – credit-impaired
Write-off [Member]
Schedule of Current Credit Risk Grading Framework [Line Items]
Current credit risk grading framework, Description	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery.
Current credit risk grading framework, Basis of recognizing ECL	Amount is written off